Consolidated Statement of Profit or Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 21,265,930	$ 3,363,691	¥ 20,581,170	¥ 18,016,085
Cost of sales	(18,313,817)	(2,896,747)	(17,391,599)	(14,910,244)
Gross profit	2,952,113	466,944	3,189,571	3,105,841
Other operating income	326,171	51,591	400,269	347,161
Other operating expenses	(9,982)	(1,579)	(21,322)	(8,675)
Research and development expenses	(848,812)	(134,259)	(626,478)	(492,204)
Selling, general and administrative expenses	(1,755,957)	(277,745)	(1,760,036)	(1,806,042)
Operating profit	663,533	104,952	1,182,004	1,146,081
Finance costs	(115,928)	(18,337)	(151,170)	(131,796)
Share of (loss)/profit of associates, net of tax	90	14	452	(181)
Share of profit/(loss) of joint ventures, net of tax	(95,985)	(15,182)	(59,422)	19,215
Profit before tax	451,710	71,447	971,864	1,033,319
Income tax expense	(43,816)	(6,930)	(192,538)	(172,619)
Profit for the year	407,894	64,517	779,326	860,700
Attributable to:
Equity holders of the company	272,673	43,129	548,903	604,914
Non-controlling interests	135,221	21,388	230,423	255,786
Profit for the year	¥ 407,894	$ 64,517	¥ 779,326	¥ 860,700
Earnings per share (dollar per share)
- Basic | (per share)	¥ 6.67	$ 1.06	¥ 13.43	¥ 14.81
- Diluted | (per share)	¥ 6.67	$ 1.06	¥ 13.43	¥ 14.81